CONVERTIBLE SENIOR NOTES, NET (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Net Carrying Amount of Convertible Notes

The net carrying amount of the liability and equity components of the Convertible Notes as of December 31, 2020 is as follows:

December 31,
Liability component:	2 0 2 0

Principal amount	200,000
Unamortized discount	(15,032)
Unamortized issuance costs	(6,160)
Net carrying amount	178,808
Equity component, net of issuance costs of $518 and deferred taxes of $1,878	13,770

Schedule of Interest Expense Related to Convertible Notes

Interest expense related to the Convertible Notes was as follows:

Year ended
December 31,
2 0 2 0

Amortization of debt discount	616
Amortization of debt issuance costs	252
Total financial expense recognized	868